Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets, non-current portion:
Net operating losses carried forward		$ 20,479	$ 19,246
Impairment of long-term equity investment	[1]	1,760	562
Allowance for advance to suppliers		351	88
Impairment of intangible assets		0	686
Impairment of property and equipment		32	151
Impairment of other receivables		2,126	1,938
Impairment of accounts receivable		1,094	0
Impairment of inventories		29	0
Valuation allowance		(20,181)	(16,599)
Deferred tax assets, non-current portion, net	[2]	5,690	6,072
Deferred tax liabilities, non-current portion:
Deferred credit arising from asset acquisition		$ (1,366)	$ 0

[1]	As of December 31, 2018, the Group had tax loss carryforwards of USD 10,151,000, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows
[2]	As at December 31, 2017 and 2018, the deferred tax assets and liabilities balances are expected to be recoverable as follows